MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, New York 10036

July 31, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund Trust (the “Fund”)

File Nos. 2-89729; 811-03980

Post-Effective Amendment No. 137

Dear Sir or Madam:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 137 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 140 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Class IS shares to the Short Duration Income Portfolio, an existing series of the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.296.6147 (tel) or 212.507.8213 (fax) or Allison Fumai of Dechert LLP at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti